Schedule of Underlying Common Shares Excluded from Computation of Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Underlying Common Shares	630,008		1,047,300
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Underlying Common Shares	484,063		486,165
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Underlying Common Shares	79,560
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Underlying Common Shares	66,385		475,835